Capital Requirements	12 Months Ended
Dec. 31, 2021
Financial Services, Banking and Thrift [Abstract]
Capital Requirements
13. Capital Requirements
Bakkt Trust
is subject to certain NYDFS regulatory capital requirements. These capital requirements require Bakkt Trust to maintain positive net worth at the greater of $15.0 million or the sum of the required percentage established for transmitted assets, cold wallet, and hot wallet custody assets. As of December 31, 2021 and 2020, Bakkt Trust had determined that $16.5 million, respectively should be set aside to satisfy these, which is reflected as “Restricted cash” in the balance sheets.
Bakkt Clearing
is registered as a futures commission merchant (“FCM”) with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). Bakkt Clearing is subject to CFTC Regulation 1.17, and the NFA capital requirements. Under these requirements, it is generally required to maintain “adjusted net capital” equivalent to the greater of $1.0 million or the sum of 8 percent of customer and noncustomer risk maintenance margin requirements on all positions, as defined. These margin requirements may change from day to day, but as of December 31, 2021, Bakkt Clearing had adjusted net capital of $2.0 million.
Bakkt Marketplace
is required to maintain tangible member’s equity of a minimum amount, plus the amount of customer funds held in transit since it holds a number of money transmitter licenses and has a virtual currency license (or “BitLicense”) from the NYDFS, which subjects it to NYDFS’ oversight with respect to such business activities conducted in New York State and with New York residents. Tangible member’s equity means member’s equity minus intangible assets and tangible member’s equity amounted to $11.0 million as of December 31, 2021 and approximately $2.5 million as of December 31, 2020.
The minimum capital requirements to which our subsidiaries are subject may restrict their ability to transfer cash. We may also be required to transfer cash to our subsidiaries such that they may continue to meet these minimum capital requirements.